Stock-Based Compensation and Stock Purchase Plans - Common Stock Warrants - Summary of Dates the Warrants were Issued, the Expiration Dates, the Exercise Prices and the Number of Warrants Issued and Outstanding (Detail)
	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of dates the warrants were issued, the expiration dates, the exercise prices and the number of warrants issued and outstanding
Warrants issued	2,407,000	2,407,000
Warrants Outstanding	2,407,000	2,407,000
Class of Warrant One [Member]
Summary of dates the warrants were issued, the expiration dates, the exercise prices and the number of warrants issued and outstanding
Warrants issue date	2010-11	2010-11
Expiration Date	2015-11	2015-11
Exercise Price	13.75	13.75
Warrants issued	1,600,000	1,600,000
Warrants Outstanding	1,600,000	1,600,000
Class of Warrant Two [Member]
Summary of dates the warrants were issued, the expiration dates, the exercise prices and the number of warrants issued and outstanding
Warrants issue date	2011-10	2011-10
Expiration Date	2015-11	2015-11
Exercise Price	13.75	13.75
Warrants issued	2,000	2,000
Warrants Outstanding	2,000	2,000
Class of Warrant Three [Member]
Summary of dates the warrants were issued, the expiration dates, the exercise prices and the number of warrants issued and outstanding
Warrants issue date	2012-03	2012-03
Expiration Date	2015-11	2015-11
Exercise Price	13.75	13.75
Warrants issued	73,000	73,000
Warrants Outstanding	73,000	73,000
Class of Warrant Four [Member]
Summary of dates the warrants were issued, the expiration dates, the exercise prices and the number of warrants issued and outstanding
Warrants issue date	2012-08	2012-08
Expiration Date	2015-11	2015-11
Exercise Price	13.75	13.75
Warrants issued	30,000	30,000
Warrants Outstanding	30,000	30,000
Class of Warrant Five [Member]
Summary of dates the warrants were issued, the expiration dates, the exercise prices and the number of warrants issued and outstanding
Warrants issue date	2012-10	2012-10
Expiration Date	2015-11	2015-11
Exercise Price	13.75	13.75
Warrants issued	15,000	15,000
Warrants Outstanding	15,000	15,000
Class of Warrant Six [Member]
Summary of dates the warrants were issued, the expiration dates, the exercise prices and the number of warrants issued and outstanding
Warrants issue date	2012-10	2012-10
Expiration Date	2015-10	2015-10
Exercise Price	10.00	10.00
Warrants issued	687,000	687,000
Warrants Outstanding	687,000	687,000